Shareholder Report, Average Annual Return (Details) 193131_Horizon Kinetics Japan Owner Operator ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Horizon Kinetics Japan Owner Operator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Horizon Kinetics Japan Owner Operator ETF NAV
Average Annual Return, Percent	3.43%
MSCI JAPAN Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI JAPAN Net (USD)
Average Annual Return, Percent	19.19%